Share-based payment reserve - Equity settled - recognised directly in equity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 1,164	R 1,927	R 1,946
Sasol 2016 Long-term Incentive plan
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	1,001	1,042	878
Sasol Khanyisa Employee Share Ownership Plan (ESOP)
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	163	885	1,068
Tier 1 - Eligible Inzalo participants
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity		567	642
Tier 2 - Qualifying employees
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 163	R 318	R 426